8. SEGMENT INFORMATION (Details) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013	Sep. 30, 2012	Mar. 31, 2013	Mar. 31, 2012
Sales
Canada			$ 7,204,313	$ 6,140,601	$ 10,977,476	$ 15,055,543
United States			9,319,723	1,916,265	5,909,791	869,670
Total	$ 9,342,456	$ 4,379,593	$ 16,524,036	$ 8,056,866	$ 16,887,267	$ 15,925,213